UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number: ___
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Valicenti Advisory Services, Inc.
Address:  400 East Water Street
          Elmira, New York  14901

13F File Number:  28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:


/s/Jeffrey S. Naylor                Elmira, NY                11/13/02
---------------------------       ----------------          -----------------

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   60

Form 13F Information Table Value Total:   $74,723  (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      275     2501 SH       SOLE                                       2501
ALLSTATE CORP                  COM              020002101     1286    36162 SH       SOLE                                      36162
AMERICAN INTERNATIONAL GROUP I COM              026874107      414     7565 SH       SOLE                                       7565
AOL TIME WARNER INC            COM              00184A105      871    74477 SH       SOLE                                      74477
APPLERA APPLIED BIOSYSTEMS     COM                             557    30450 SH       SOLE                                      30450
APPLIED MATERIALS INC          COM              038222105     2290   198270 SH       SOLE                                     198270
BANK OF NEW YORK CO INC        COM              064057102     1146    39867 SH       SOLE                                      39867
BELLSOUTH CORP                 COM              079860102      456    24848 SH       SOLE                                      24848
BP  PLC ADR                    COM              055622104     1068    26768 SH       SOLE                                      26768
BRISTOL MYERS SQUIBB CO        COM              110122108      991    41657 SH       SOLE                                      41657
CHEMUNG FINANCIAL CORP         COM              164024101      279     9992 SH       SOLE                                       9992
CHEVRONTEXACO CORP             COM              166764100      828    11962 SH       SOLE                                      11962
CISCO SYSTEMS INC              COM              17275R102     2199   209855 SH       SOLE                                     209855
CITIGROUP INC                  COM              172967101     1078    36360 SH       SOLE                                      36360
COCA-COLA CO                   COM              191216100     1172    24427 SH       SOLE                                      24427
COMPUTER ASSOC INTL INC        COM              204912109      607    63244 SH       SOLE                                      63244
CORNING INC                    COM              219350105      759   474485 SH       SOLE                                     474485
DELL COMPUTER                  COM              247025109     1891    80441 SH       SOLE                                      80441
E S & L BANCORP INC.           COM              269079109     5056   177395 SH       SOLE                                     177395
ELMIRA SAVINGS BANK            COM              289660102      449    17388 SH       SOLE                                      17388
EMC CORP                       COM              268648102      240    52550 SH       SOLE                                      52550
ERICSSON L M TEL CO ADR CL B   COM              294821400      126   351060 SH       SOLE                                     351060
ETHAN ALLEN INTERIORS          COM              297602104      814    25150 SH       SOLE                                      25150
EXXON MOBIL CORP               COM              30231G102     2341    73397 SH       SOLE                                      73397
FANNIE MAE                     COM              313586109     1839    30893 SH       SOLE                                      30893
GANNETT CO INC DEL             COM              364730101     3631    50301 SH       SOLE                                      50301
GENERAL ELECTRIC CO            COM              369604103     5270   213782 SH       SOLE                                     213782
GLAXOSMITHKLINE PLC ADRF       COM              37733W105      247     6435 SH       SOLE                                       6435
GUIDANT CORP                   COM              401698105     1337    41376 SH       SOLE                                      41376
HARDINGE INC                   COM              412324303      394    51754 SH       SOLE                                      51754
HARTFORD FINL SVCS GRP         COM              416515104      390     9500 SH       SOLE                                       9500
HOME DEPOT INC                 COM              437076102     1999    76594 SH       SOLE                                      76594
INTEL CORP                     COM              458140100     2126   153032 SH       SOLE                                     153032
INTERSIL CORP CL A             COM              46069S109      845    65225 SH       SOLE                                      65225
INTERWAVE COMMUNICATIONS INTER COM              G4911N102       67   137400 SH       SOLE                                     137400
INTL BUSINESS MACHINES         COM              459200101     1409    24126 SH       SOLE                                      24126
J.P. MORGAN  CHASE & CO        COM              46625H100     1412    74354 SH       SOLE                                      74354
JOHNSON & JOHNSON              COM              478160104     1308    24195 SH       SOLE                                      24195
KRAFT FOODS INC                COM              50075N104      547    15015 SH       SOLE                                      15015
LILLY ELI & CO                 COM              532457108     1197    21629 SH       SOLE                                      21629
LOWES COMPANIES INC            COM              548661107      862    20830 SH       SOLE                                      20830
MEDTRONIC INC                  COM              585055106     2688    63810 SH       SOLE                                      63810
MERCK & CO INC                 COM              589331107     1873    40986 SH       SOLE                                      40986
MICROSOFT CORP                 COM              594918104     1499    34275 SH       SOLE                                      34275
MORGAN STANLEY DEAN            COM              617446448      694    20473 SH       SOLE                                      20473
PEPSICO INC                    COM              713448108     2023    54741 SH       SOLE                                      54741
PFIZER INC                     COM              717081103     2711    93423 SH       SOLE                                      93423
PHILIP MORRIS CO INC           COM              718154107     1168    30105 SH       SOLE                                      30105
PROCTER & GAMBLE               COM              742718109      259     2900 SH       SOLE                                       2900
SCHERING PLOUGH CORP           COM              806605101     1258    58987 SH       SOLE                                      58987
SEA CONTAINERS LTD CL A        COM              811371707      643    60135 SH       SOLE                                      60135
SHELL TRANS & TRAD  PLC        COM              822703609     1029    28800 SH       SOLE                                      28800
TARGET CORP                    COM              87612E106     1115    37778 SH       SOLE                                      37778
UNITED TECHNOLOGIES            COM              913017109     2002    35445 SH       SOLE                                      35445
VERIZON COMMUNICATIONS         COM              92343V104      632    23016 SH       SOLE                                      23016
VODAFONE GROUP PLC ADR F       COM              92857W100      399    31066 SH       SOLE                                      31066
WALT DISNEY CO                 COM              254687106     1023    67543 SH       SOLE                                      67543
WYETH                          COM              983024100     1081    33990 SH       SOLE                                      33990
XEROX CORP                     COM              984121103      136    27500 SH       SOLE                                      27500
ZIMMER HOLDINGS, INC           COM              98956P102      414    10802 SH       SOLE                                      10802